Fair Value (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of Fair Value Hierarchy for Financial Assets Measured at Fair Value on a Recurring Basis
The following table presents the Company’s fair value hierarchy for its financial assets and financial liabilities that were measured at fair value on a recurring basis as of June 30, 2024 (in thousands):

	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents:
Money market funds	$56,011	$—	$—
Total financial assets	$56,011	$—	$—

Financial liabilities:
Warrant obligation:
Perceptive Credit Holdings warrants	$—	$572	$—
Total financial liabilities	$—	$572	$—

The following table presents the Company’s fair value hierarchy for its financial assets that were measured at fair value on a recurring basis as of December 31, 2023 (in thousands):

	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents
Money market funds	$60,683	$—	$—
Total financial assets	$60,683	$—	$—

Schedule of Fair Value Hierarchy for Financial Liabilities Measured at Fair Value on a Recurring Basis
The following table presents the Company’s fair value hierarchy for its financial assets and financial liabilities that were measured at fair value on a recurring basis as of June 30, 2024 (in thousands):

	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents:
Money market funds	$56,011	$—	$—
Total financial assets	$56,011	$—	$—

Financial liabilities:
Warrant obligation:
Perceptive Credit Holdings warrants	$—	$572	$—
Total financial liabilities	$—	$572	$—

The following table presents the Company’s fair value hierarchy for its financial assets that were measured at fair value on a recurring basis as of December 31, 2023 (in thousands):

	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents
Money market funds	$60,683	$—	$—
Total financial assets	$60,683	$—	$—